Other (Income) Expense, Net (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Other Income and Expenses [Abstract]
Summary of Other (Income) Expense, Net From Continuing Operations
Other (income) expense, net was as follows (in thousands):

	Three Months Ended June 30,
	2021	2020

Loss from equity method investment	$—	$3,750
Interest income	(71)	(621)
Interest expense	2,513	791
Other income	(2,576)	(1,078)

Total	$(134)	$2,842

Other expense, net from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from equity method investment	$3,750	$21,386
Interest income	(1,418)	(17,990)
Interest expense	2,809	7,683
Other expense	3,560	2,543

Total	$8,701	$13,622